Operating Financial Information for Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Operating Revenues	$ 34,254	$ 33,158	$ 32,224	$ 31,984	$ 33,192	$ 31,586	$ 31,483	$ 30,818	$ 131,620	$ 127,079	$ 120,550
Cost of services									29,438	28,306	28,534
Wireless cost of equipment									23,119	21,625	16,353
Selling, general and administrative expense									29,986	41,016	27,089
Depreciation and amortization expense									16,017	16,533	16,606
Total operating expenses									98,560	107,480	88,582
Operating Income (Loss)	$ 9,744	$ 7,535	$ 7,821	$ 7,960	$ (2,136)	$ 6,890	$ 7,685	$ 7,160	33,060	19,599	31,968
Operating Segments
Segment Reporting Information [Line Items]
Operating Revenues									123,774	120,439	114,077
Cost of services									26,619	26,613	26,694
Wireless cost of equipment									23,119	21,625	16,353
Selling, general and administrative expense									29,061	30,996	30,913
Depreciation and amortization expense									15,523	15,276	15,303
Total operating expenses									94,322	94,510	89,263
Operating Income (Loss)									29,452	25,929	24,814
Operating Segments | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									91,680	87,646	81,023
Cost of services									7,803	7,200	7,295
Wireless cost of equipment									23,119	21,625	16,353
Selling, general and administrative expense									21,805	23,602	23,176
Depreciation and amortization expense									8,980	8,459	8,202
Total operating expenses									61,707	60,886	55,026
Operating Income (Loss)									29,973	26,760	25,997
Operating Segments | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									32,094	32,793	33,054
Cost of services									18,816	19,413	19,399
Selling, general and administrative expense									7,256	7,394	7,737
Depreciation and amortization expense									6,543	6,817	7,101
Total operating expenses									32,615	33,624	34,237
Operating Income (Loss)									(521)	(831)	(1,183)
Operating Segments | Service Revenue
Segment Reporting Information [Line Items]
Operating Revenues									70,305	72,555	68,973
Operating Segments | Service Revenue | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									70,305	72,555	68,973
Operating Segments | Equipment Revenue
Segment Reporting Information [Line Items]
Operating Revenues									16,924	10,957	8,096
Operating Segments | Equipment Revenue | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									16,924	10,957	8,096
Operating Segments | Other External Operating Non-Service Revenues
Segment Reporting Information [Line Items]
Operating Revenues									4,294	4,021	3,851
Operating Segments | Other External Operating Non-Service Revenues | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									4,294	4,021	3,851
Operating Segments | Mass Markets Consumer Retail
Segment Reporting Information [Line Items]
Operating Revenues									12,696	12,168	11,499
Operating Segments | Mass Markets Consumer Retail | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									12,696	12,168	11,499
Operating Segments | Mass Markets Small Business
Segment Reporting Information [Line Items]
Operating Revenues									1,744	1,829	1,909
Operating Segments | Mass Markets Small Business | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									1,744	1,829	1,909
Operating Segments | Mass Markets
Segment Reporting Information [Line Items]
Operating Revenues									14,440	13,997	13,408
Operating Segments | Mass Markets | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									14,440	13,997	13,408
Operating Segments | Global Enterprise Strategic Services
Segment Reporting Information [Line Items]
Operating Revenues									7,803	8,021	7,903
Operating Segments | Global Enterprise Strategic Services | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									7,803	8,021	7,903
Operating Segments | Global Enterprise Core
Segment Reporting Information [Line Items]
Operating Revenues									4,245	4,781	5,486
Operating Segments | Global Enterprise Core | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									4,245	4,781	5,486
Operating Segments | Global Enterprise
Segment Reporting Information [Line Items]
Operating Revenues									12,048	12,802	13,389
Operating Segments | Global Enterprise | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									12,048	12,802	13,389
Operating Segments | Global Wholesale
Segment Reporting Information [Line Items]
Operating Revenues									4,301	4,520	4,781
Operating Segments | Global Wholesale | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									4,301	4,520	4,781
Operating Segments | Other
Segment Reporting Information [Line Items]
Operating Revenues									338	527	484
Operating Segments | Other | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									338	527	484
Operating Segments | Intersegment Revenues
Segment Reporting Information [Line Items]
Operating Revenues									1,124	1,060	1,095
Operating Segments | Intersegment Revenues | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									157	113	103
Operating Segments | Intersegment Revenues | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									$ 967	$ 947	$ 992